Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Past Due Financing Receivables [Table Text Block]
The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	June 30, 2014	% of total markers receivable	December 31, 2013	% of total markers receivable
PRC
0-30 days	$40,744,229		$53,574,330
31-60 days	17,285,782		30,406,634
61-90 days	18,861,205		7,011,955
Greater than 90 days	8,006,142		2,185,997
Total	$84,897,358	40%	$93,178,916	38%

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value
Contingent Consideration	as of 6/30/2014	Valuation Techniques	Unobservable Input	Range

Oriental VIP Room	$68,002,000	Forecasted Performance, 2014-June 2016	Chip Turnover Annual Growth	(5%) - (40%)

		Monte Carlo Method	Average Simulated Share Prices	$2.90- $2.92

Bao-Li Gaming	$44,299,487	Forecasted Performance, 2014-2015	Chip Turnover Annual Growth	(5%) - (40%)

		Monte Carlo Method	Average Simulated Share Prices	$2.84- $3.02

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculations of earnings per share are computed as follows for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$(56,715,644)	$(2,978,581)	$(53,535,956)	$3,975,124
Denominator:
Denominator for basic (loss) earnings per share
- Weighted-average Ordinary Shares outstanding during the period	60,258,015	45,936,661	60,329,793	44,945,080
Effect of dilutive securities:
- Bao Li Gaming earn out shares	-	-	-	241,022
Denominator for diluted (loss) earnings per share	60,258,015	45,936,661	60,329,793	45,186,102

Basic (loss) earnings per share	$(0.94)	$(0.06)	$(0.89)	$0.09
Diluted (loss) earnings per share	$(0.94)	$(0.06)	$(0.89)	$0.09

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30, 2014	June 30, 2013	December 31, 2013
Period end HK$:US$ exchange rate	$7.75	$7.76	$7.75
Average three-months ended HK$:US$ exchange rate	$7.75	$7.76	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.76